STOCKHOLDERS' EQUITY (DEFICIENCY) (Earnings (Loss) Per Share) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income (loss) - basic	$ 801,352	$ (1,920,972)
Denominator - basic:
Weighted average number of common shares outstanding	12,818,487	12,037,597
Basic earnings (loss) per common share	$ 0.06	$ (0.16)
Net income (loss) - diluted	$ 801,352	$ (1,920,972)
Denominator - diluted:
Basic weighted average number of common shares outstanding	12,818,487	12,037,597
Weighted average effect of dilutive securities:
Common share equivalents of outstanding stock options	349,428
Common share equivalents of outstanding warrants	18,450
Diluted weighted average number of common shares outstanding	13,186,365	12,037,597
Diluted earnings (loss) per common share	$ 0.06	$ (0.16)
Convertible debt [Member]
Weighted average effect of dilutive securities:
Securities excluded from the weighted outstanding calculation because their inclusion would have been antidilutive:		323,357
Stock options [Member]
Weighted average effect of dilutive securities:
Securities excluded from the weighted outstanding calculation because their inclusion would have been antidilutive:	6,434	1,132,400
Warrants [Member]
Weighted average effect of dilutive securities:
Securities excluded from the weighted outstanding calculation because their inclusion would have been antidilutive:	4,089	10,676